UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Mario Gabelli, CFA, Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

May 1, 1995

Net Assets at December 31, 2005:

$219,126,881

An Update from Fund Management

For the 12 months ended December 31, 2005, the Fund advanced 2.03% versus the S&P 500 Index’s 4.91% and Russell 2000 Index’s 4.55% gains. For the five and ten year periods ended December 31, 2005, the Fund’s total annualized return averaged 7.01% and 12.12%, respectively, versus average annual total returns of 0.54% and 9.07% for the S&P 500 Index and 8.22% and 9.26% for the Russell 2000 Index for the same periods, respectively. Since the Fund commenced investment operations on May 1, 1995 through December 31, 2005, the Fund’s cumulative total return was 240.07%, which equates to an average annual total return of 12.14%. This compares favorably to the S&P 500 Index and Russell 2000 Index annual total returns for the same period of 10.50% and 10.54%, respectively.

Strong merger and acquisition activity continued to surface value in the portfolio in 2005, with several portfolio companies in the Fund being taken over, most at substantial premiums to market price. In addition, with only a few exceptions, all of the Fund’s energy and utilities holdings were positively affected by the rising oil and natural gas prices.

On the downside, specialty chemicals and companies that use oil in their production disappointed. As the market attention shifted to new media companies and with the lack of significant political and sports advertisement dollars, old media stocks, such as publishers and broadcasters, were other weak sectors. Entertainment and cable and satellite stocks also affected the Fund negatively.

Business optimism improved in 2005 with the economy growing at a strong rate despite headwinds from: rising commodity prices and interest rates; continued fighting in Iraq and Afghanistan; and natural disasters striking the South. Fund holdings in the aviation parts and services and diversified industrial sectors benefited from this optimism and contributed positively to the Fund’s returns in 2005. Healthcare companies, in general, performed well due to a rise in demand for their products and services.

The Fund’s focus is on free cash flow: earnings before interest, taxes, depreciation, and amortization (“EBITDA”) minus the capital expenditures necessary to grow the business. We believe free cash flow is the best barometer of a business’ value. Rising free cash flow often foreshadows net earnings improvement. We also look at earnings per share trends and try to position ourselves in front of long term earnings uptrends. We analyze on and off balance sheet assets and liabilities such as plant and equipment, inventories, receivables, and legal, environmental, and health care issues. We want to know everything and anything that will add to, or detract from, our private market value (“PMV”) estimates. Finally, we look for a catalyst: something happening in the company’s industry or indigenous to the company itself that will surface value. Once we identify stocks that qualify as fundamental and conceptual bargains, we then become patient investors. This has been a proven long term method for preserving and enhancing wealth in the U.S. equity markets.

The views expressed above are those of the Fund’s portfolio manager as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Gabelli Funds. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to carefully consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/2005)

Company	Percentage of Total Net Assets
American Express Co.	2.11%
Dreyer’s Grand Ice Cream Holdings Inc., Cl. A	1.89%
News Corp., Cl. A	1.77%
Thomas & Betts Corp.	1.72%
Honeywell International Inc.	1.61%
Time Warner Inc.	1.59%
Archer-Daniels-Midland Co.	1.58%
General Mills Inc.	1.58%
Cablevision Systems Corp., Cl. A	1.55%
Grupo Televisa SA, ADR	1.54%

Sector Weightings as a % of Total Net Assets  (As of 12/31/2005)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	5 Yrs	10 Yrs	Since Inception 05/01/1995
Gabelli Capital Asset Fund	2.03%	7.01%	12.12%	12.14%
S&P 500 Index	4.91%	0.54%	9.07%	10.50%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2005. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2005 through December 31, 2005

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

	Beginning Account Value 07/01/2005	Ending Account Value 12/31/2005	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,027.60	1.10%	$5.62
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■	Gabelli Capital Asset Fund

Schedule of Investments

December 31, 2005

Common Stocks — 100.1%
Shares		Cost	Market Value

Aerospace — 0.4%
12,000	HEICO Corp.	$294,018	$310,560
18,000	Herley Industries Inc.†	346,784	297,180
30,000	Rolls-Royce Group plc†	195,521	220,653
334,000	Rolls-Royce Group plc, Cl. B	339	589

		836,662	828,982

Agriculture — 1.6%
140,000	Archer-Daniels-Midland Co.	1,674,009	3,452,400

Automotive: Parts and Accessories — 2.8%
15,000	BorgWarner Inc.	450,032	909,450
58,000	CLARCOR Inc.	548,692	1,723,180
170,000	Dana Corp.	2,225,206	1,220,600
5,000	Midas Inc.†	99,990	91,800
15,000	Modine Manufacturing Co.	345,713	488,850
26,100	Navistar International Corp.†	512,949	746,982
42,548	Proliance International Inc.†	250,571	225,079
85,000	Scheib (Earl) Inc.†	483,196	318,750
50,000	Standard Motor Products Inc.	758,136	461,500

		5,674,485	6,186,191

Aviation: Parts and Services — 3.9%
12,000	Aviall Inc.†	164,382	345,600
27,000	Curtiss-Wright Corp.	737,050	1,474,200
5,000	EDO Corp.	142,443	135,300
133,000	Fairchild Corp., Cl. A†	806,847	339,150
70,000	GenCorp Inc.†	714,297	1,242,500
60,000	Kaman Corp.	773,944	1,181,400
35,000	Precision Castparts Corp.	769,766	1,813,350
30,000	Sequa Corp., Cl. A†	1,048,824	2,071,500

		5,157,553	8,603,000

Broadcasting — 3.9%
10,000	Cogeco Inc.	195,072	206,460
49,000	Fisher Communications Inc.†	2,755,665	2,030,070
215,000	Gray Television Inc.	2,231,752	2,111,300
40,000	Liberty Corp.	1,887,423	1,872,400
72,000	Lin TV Corp., Cl. A†	1,367,199	802,080
30,000	Paxson Communications Corp.†	107,419	27,000
155,000	Sinclair Broadcast Group Inc., Cl. A	1,595,655	1,426,000
35,000	Young Broadcasting Inc., Cl. A†	502,960	91,000

		10,643,145	8,566,310

Business Services — 0.3%
80,000	Nashua Corp.†	707,418	561,600

Cable and Satellite — 3.8%
5,000	Adelphia Communications Corp., Cl. A†	5,250	200
145,000	Cablevision Systems Corp., Cl. A†	1,823,828	3,403,150
80,000	DIRECTV Group Inc.†	1,182,474	1,129,600
30,000	EchoStar Communications Corp., Cl. A†	950,660	815,100
30,801	Liberty Global Inc., Cl. A†	388,766	693,023
30,801	Liberty Global Inc., Cl. C†	373,520	652,981
38,000	Rogers Communications Inc., Cl. B	784,271	1,605,880

		5,508,769	8,299,934

Shares		Cost	Market Value

Communications Equipment — 3.9%
35,000	Agere Systems Inc.†	$451,794	$451,500
100,000	Corning Inc.†	679,650	1,966,000
140,000	Lucent Technologies Inc.†	537,357	372,400
50,000	Motorola Inc.	476,030	1,129,500
175,000	Nortel Networks Corp.†	750,863	535,500
5,000	Scientific-Atlanta Inc.	211,050	215,350
90,000	Thomas & Betts Corp.†	1,712,243	3,776,400

		4,818,987	8,446,650

Computer Software and Services — 2.0%
150,000	Siebel Systems Inc.	1,564,700	1,587,000
110,000	Xanser Corp.†	322,161	323,400
60,000	Yahoo! Inc.†	2,046,942	2,350,800

		3,933,803	4,261,200

Consumer Products — 2.5%
13,500	Alberto-Culver Co.	427,626	617,625
4,000	Avon Products Inc.	107,932	114,200
10,000	Clorox Co.	557,423	568,900
5,000	Colgate-Palmolive Co.	263,921	274,250
23,000	Gallaher Group plc, ADR	552,606	1,383,680
9,000	National Presto Industries Inc.	264,277	399,150
15,000	Pactiv Corp.†	152,305	330,000
18,000	Procter & Gamble Co.	697,553	1,041,840
120,000	Revlon Inc., Cl. A†	323,516	372,000
63,000	Schiff Nutrition International Inc.†	161,680	320,670

		3,508,839	5,422,315

Consumer Services — 1.5%
10,000	IAC/InterActiveCorp†	84,906	283,100
145,600	Rollins Inc.	1,126,823	2,869,776

		1,211,729	3,152,876

Diversified Industrial — 5.7%
52,000	Ampco-Pittsburgh Corp.	782,647	754,520
15,000	Baldor Electric Co.	323,027	384,750
40,000	Cooper Industries Ltd., Cl. A	2,142,825	2,920,000
30,000	Crane Co.	623,766	1,058,100
16,000	Greif Inc., Cl. A	427,317	1,060,480
13,500	Harbor Global Co. Ltd.†	31,716	121,500
95,000	Honeywell International Inc.	2,807,748	3,538,750
14,000	ITT Industries Inc.	1,233,131	1,439,480
70,000	Katy Industries Inc.†	853,440	217,000
75,000	Myers Industries Inc.	647,077	1,093,500

		9,872,694	12,588,080

Electronics — 1.2%
5,000	Intel Corp.	131,250	124,800
80,000	Texas Instruments Inc.	1,907,690	2,565,600

		2,038,940	2,690,400

Energy and Utilities — 8.4%
95,000	Allegheny Energy Inc.†	912,298	3,006,750
260,000	Aquila Inc.†	967,243	936,000
17,574	Chevron Corp.	1,098,024	997,676
20,000	CMS Energy Corp.†	142,800	290,200
30,000	ConocoPhillips	860,026	1,745,400
9,000	Cooper Cameron Corp.†	260,717	372,600
8,000	Devon Energy Corp.	193,677	500,320
32,000	Duquesne Light Holdings Inc.	462,030	522,240
110,000	El Paso Corp.	991,693	1,337,600
77,300	El Paso Electric Co.†	694,566	1,626,392

See accompanying notes to financial statements.

5

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2005

Shares		Cost	Market Value

Energy and Utilities (continued)
18,000	Exxon Mobil Corp.	$654,381	$1,011,060
6,699	Florida Public Utilities Co.	52,922	91,441
7,299	Kerr-McGee Corp.	388,635	663,187
20,000	Mirant Corp.†	6,600	26,400
35,000	Northeast Utilities	659,453	689,150
30,000	NSTAR	681,900	861,000
17,000	Progress Energy Inc., CVO†	7,800	1,233
15,000	Royal Dutch Shell plc, Cl. A, ADR	937,915	922,350
33,750	RPC Inc.	271,742	888,975
30,000	Southwest Gas Corp.	731,836	792,000
15,000	Transocean Inc.†	880,771	1,045,350
2,000	Vintage Petroleum Inc.	98,670	106,660

		11,955,699	18,433,984

Entertainment — 8.6%
50,000	Discovery Holding Co., Cl. A†	433,402	757,500
67,500	Dover Motorsports Inc.	432,716	412,425
220,000	Gemstar-TV Guide International Inc.†	1,162,602	574,200
42,000	Grupo Televisa SA, ADR	1,576,850	3,381,000
315,000	Liberty Media Corp., Cl. A†	1,537,461	2,479,050
130,000	The Walt Disney Co.	2,723,908	3,116,100
200,000	Time Warner Inc.	3,362,397	3,488,000
50,000	Topps Co. Inc.	460,778	371,500
85,000	Viacom Inc., Cl. A	2,188,685	2,784,600
50,000	Vivendi Universal SA, ADR	1,104,597	1,571,500

		14,983,396	18,935,875

Environmental Services — 1.9%
90,000	Allied Waste Industries Inc.†	882,698	786,600
108,000	Waste Management Inc.	2,720,076	3,277,800

		3,602,774	4,064,400

Equipment and Supplies — 4.7%
35,000	AMETEK Inc.	350,000	1,488,900
50,000	Baldwin Technology Co. Inc., Cl. A†	92,620	202,500
30,000	Belden CDT Inc.	418,599	732,900
40,000	Capstone Turbine Corp.†	70,880	119,600
10,000	CIRCOR International Inc.	147,083	256,600
135,000	CTS Corp.	1,520,311	1,493,100
14,000	Eastern Co.	207,085	273,140
130,000	Fedders Corp.	594,906	223,600
35,000	Flowserve Corp.†	495,714	1,384,600
32,500	Franklin Electric Co. Inc.	291,667	1,285,050
5,000	Gerber Scientific Inc.†	34,500	47,850
50,000	GrafTech International Ltd.†	480,979	311,000
20,000	IDEX Corp.	340,195	822,200
9,000	L.S. Starrett Co., Cl. A	161,875	139,860
20,000	Robbins & Myers Inc.	460,643	407,000
35,000	Watts Water Technologies Inc., Cl. A	480,304	1,060,150

		6,147,361	10,248,050

Financial Services — 4.5%
90,000	American Express Co.	2,813,015	4,631,400
18,000	Ameriprise Financial Inc.	406,119	738,000
36,000	Argonaut Group Inc.†	787,578	1,179,720
18,000	Bank of New York Co. Inc.	579,773	573,300
12,000	BKF Capital Group Inc.	296,313	227,400
13,000	Deutsche Bank AG	793,360	1,259,310
163,000	Epoch Holding Corp.†	526,516	961,700
10,000	Midland Co.	81,237	360,400

		6,283,911	9,931,230

Shares		Cost	Market Value

Food and Beverage — 11.1%
20,000	Brown-Forman Corp., Cl. A	$477,226	$1,418,800
5,000	Campbell Soup Co.	113,482	148,850
74,000	Coca-Cola Co.	3,429,706	2,982,940
20,000	Coca-Cola Enterprises Inc.	391,996	383,400
7,000	Coca-Cola Femsa SA de CV, ADR	175,948	189,070
20,000	Corn Products International Inc.	329,396	477,800
30,000	Del Monte Foods Co.†	306,000	312,900
50,000	Diageo plc, ADR	1,920,503	2,915,000
50,000	Dreyer’s Grand Ice Cream Holdings Inc., Cl. A	3,914,543	4,144,000
3,000	Fomento Economico Mexicano SA de CV, ADR	166,458	217,530
70,000	General Mills Inc.	3,322,849	3,452,400
100,000	Groupe Danone, ADR	2,120,508	2,104,000
70,000	Heinz (H.J.) Co.	2,562,477	2,360,400
45,000	PepsiAmericas Inc.	611,712	1,046,700
21,218	Tootsie Roll Industries Inc.	324,957	613,837
23,000	Wrigley (Wm.) Jr. Co.	1,331,491	1,529,270

		21,499,252	24,296,897

Health Care — 3.5%
80,000	Beverly Enterprises Inc.†	1,011,930	933,600
1,000	Chemed Corp.	23,900	49,680
10,000	Chiron Corp.†	433,550	444,600
5,000	DENTSPLY International Inc.	218,760	268,450
11,000	Henry Schein Inc.†	315,925	480,040
15,000	INAMED Corp.†	641,250	1,315,200
2,000	Invitrogen Corp.†	69,870	133,280
4,000	Patterson Companies Inc.†	88,120	133,600
130,000	Pfizer Inc.	3,799,881	3,031,600
20,000	Renal Care Group Inc.†	931,040	946,200
60,000	TL Administration Corp.†	144,933	240

		7,679,159	7,736,490

Hotels and Gaming — 4.9%
60,000	Aztar Corp.†	500,789	1,823,400
10,000	Churchill Downs Inc.	391,342	367,300
20,000	Dover Downs Gaming & Entertainment Inc.	224,187	283,000
18,000	Gaylord Entertainment Co.†	465,545	784,620
500,000	Hilton Group plc	3,042,128	3,126,989
50,000	Hilton Hotels Corp.	588,092	1,205,500
12,000	International Game Technology	326,747	369,360
10,000	Kerzner International Ltd.†	484,849	687,500
30,000	La Quinta Corp.†	329,250	334,200
7,000	Las Vegas Sands Corp.†	258,250	276,290
42,000	MGM Mirage†	951,505	1,540,140

		7,562,684	10,798,299

Machinery — 0.9%
73,000	CNH Global NV	1,431,896	1,353,420
10,000	Deere & Co.	632,960	681,100

		2,064,856	2,034,520

Manufactured Housing and Recreational Vehicles — 1.1%
2,000	Cavco Industries Inc.†	44,644	76,560
130,000	Champion Enterprises Inc.†	1,336,170	1,770,600
16,000	Skyline Corp.	631,479	582,400

		2,012,293	2,429,560

See accompanying notes to financial statements.

6

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2005

Shares		Cost	Market Value

Metals and Mining — 0.8%
34,000	Newmont Mining Corp.	$1,430,436	$1,815,600

Publishing — 6.2%
6,000	Dow Jones & Co. Inc.	212,506	212,940
10,000	Journal Communications Inc., Cl. A	175,200	139,500
5,000	Knight-Ridder Inc.	327,384	316,500
6,000	Lee Enterprises Inc.	170,932	221,460
23,000	McClatchy Co., Cl. A	703,081	1,359,300
15,000	Media General Inc., Cl. A	946,817	760,500
8,000	Meredith Corp.	171,362	418,720
35,000	New York Times Co., Cl. A	1,402,256	925,750
250,000	News Corp., Cl. A	3,834,836	3,887,500
130,000	Penton Media Inc.†	114,339	71,500
345,000	PRIMEDIA Inc.†	1,010,992	555,450
60,000	Reader’s Digest Association Inc.	949,070	913,200
14,000	Scripps (E.W.) Co., Cl. A	574,228	672,280
55,100	Thomas Nelson Inc.	636,349	1,358,215
60,000	Tribune Co.	2,559,680	1,815,600

		13,789,032	13,628,415

Real Estate — 0.6%
47,000	Griffin Land & Nurseries Inc.†	659,368	1,226,935

Retail — 0.9%
33,500	Aaron Rents Inc., Cl. A	279,193	649,900
20,000	Albertson’s Inc.	444,163	427,000
5,000	CSK Auto Corp.†	79,600	75,400
12,000	Ingles Markets Inc., Cl. A	150,950	187,800
25,000	Safeway Inc.	514,183	591,500

		1,468,089	1,931,600

Shares		Cost	Market Value

Specialty Chemicals — 2.5%
80,000	Ferro Corp.	$1,601,157	$1,500,800
13,000	Hawkins Inc.	165,718	181,870
87,000	Hercules Inc.†	1,086,665	983,100
20,000	MacDermid Inc.	287,919	558,000
10,000	Material Sciences Corp.†	90,141	141,000
140,000	Omnova Solutions Inc.†	894,446	672,000
5,000	Quaker Chemical Corp.	87,062	96,150
75,000	Sensient Technologies Corp.	1,460,156	1,342,500

		5,673,264	5,475,420

Telecommunications — 2.8%
4,000	ALLTEL Corp.	22,430	252,400
270,000	Cincinnati Bell Inc.†	1,669,770	947,700
320,000	Qwest Communications International Inc.†	1,158,840	1,808,000
125,000	Sprint Nextel Corp.	1,936,781	2,920,000
5,000	Telephone & Data Systems Inc., Special	100,476	173,050

		4,888,297	6,101,150

Wireless Communications — 3.2%
900,000	O2 plc	987,677	3,062,040
25,000	Price Communications Corp.†	322,481	371,750
40,700	United States Cellular Corp.†	1,462,353	2,010,580
48,900	UNOVA Inc.†	802,108	1,652,820

		3,574,619	7,097,190

	Total Common Stocks	170,861,523	219,245,553

Total Investments — 100.1%		$170,861,523	219,245,553
Other Assets and Liabilities (Net) — (0.1)%			(118,672)

Net Assets — 100.0%			$219,126,881

†	Non-income producing security.

ADR — American Depository Receipt

CVO — Contingent Value Obligation

See accompanying notes to financial statements.

7

■	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2005

ASSETS:
Investments, at value (cost $170,861,523)	$219,245,553
Dividends receivable	185,642
Receivable for Fund shares sold	85,882
Other assets	8,446

Total Assets	219,525,523

LIABILITIES:
Payable to custodian	126,967
Payable for investment advisory fees	189,187
Payable for Fund shares redeemed	40,640
Payable for legal and audit fees	23,398
Other accrued expenses	18,450

Total Liabilities	398,642

Net Assets applicable to 12,595,815 shares outstanding	$219,126,881

NET ASSETS CONSIST OF:
Capital stock, at $0.001 par value	$12,596
Additional paid-in capital	175,309,102
Undistributed net investment income	9,050
Distributions in excess of net realized gains on investments	(4,587,897)
Net unrealized appreciation on investments	48,384,030

Net Assets	$219,126,881

Net Asset Value, offering and redemption price per share ($219,126,881 ÷ 12,595,815 shares outstanding; 500,000,000 shares authorized)	$17.40

Statement of Operations

For the Year Ended

December 31, 2005

INVESTMENT INCOME:
Dividends (net of foreign taxes of $24,356)	$2,990,935
Interest	129,103

Total Investment Income	3,120,038

Expenses:
Management fees	2,291,734
Legal and audit fees	60,899
Custodian fees	45,221
Directors’ fees	21,934
Shareholder services fees	9,947
Miscellaneous expenses	85,948

Total Expenses	2,515,683
Less: Custodian fee credits	(2,686)

Net Expenses	2,512,997

Net Investment Income	607,041

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	14,026,860
Net realized loss on foreign currency transactions	(5,800)
Net change in unrealized appreciation/depreciation on investments	(10,201,407)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	3,819,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,426,694

See accompanying notes to financial statements.

8

■	Gabelli Capital Asset Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
OPERATIONS:
Net investment income	$607,041	$748,614
Net realized gain on investments and foreign currency transactions	14,021,060	8,751,408
Net change in unrealized appreciation/depreciation on investments	(10,201,407)	23,026,405

Net Increase in Net Assets Resulting from Operations	4,426,694	32,526,427

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(599,554)	(746,505)
Net realized gain on investments	(14,154,173)	(8,301,390)

Total Distributions to Shareholders	(14,753,727)	(9,047,895)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets from capital share transactions	(10,581,004)	2,076,392

Net Increase (Decrease) in Net Assets	(20,908,037)	25,554,924

NET ASSETS:

Beginning of period	240,034,918	214,479,994

End of period (including undistributed net investment income of $9,050 and $0, respectively)	$219,126,881	$240,034,918

See accompanying notes to financial statements.

9

■	Gabelli Capital Asset Fund

Notes to Financial Statements

December 31, 2005

1.    Organization

The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Foreign Currency Translations

The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses

10

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as “custodian fee credits”.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the Net Asset Value (“NAV”) per share of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to increase accumulated net investment income by $1,563 and to increase distributions in excess of net realized gains on investments by $9,636, with an offsetting adjustment to additional paid in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$2,018,422	$2,456,201
Net long-term capital gains	12,735,305	6,591,694

Total Distributions Paid:	$14,753,727	$9,047,895

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2005, the difference between book basis and tax basis unrealized appreciation was primarily attributable to the tax deferral of losses on wash sales.

11

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation	$43,805,183

Total accumulated earnings	$43,805,183

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation of investments at December 31, 2005:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investments	$175,440,370	$60,692,261	$(16,887,078)	$43,805,183

3.    Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company’s Board of Directors and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

4.    Portfolio Securities

Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $63,723,855 and $56,553,494, respectively.

5.    Transactions with Affiliates

During the year ended December 31, 2005, the Fund paid brokerage commissions of $165,494 to Gabelli & Company, Inc.

The cost of calculating the Fund’s NAV is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund’s NAV, which is included in miscellaneous expenses in the Statement of Operations.

The Fund is assuming its allocated cost of the Gabelli Funds’ Chief Compliance Officer in the amount of $5,271 for the year ended December 31, 2005, which is included in miscellaneous expenses in the Statement of Operations.

6.    Line of Credit

The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2005 was $20,140, with a weighted average interest rate of 4.94%. The maximum amount borrowed at any time during the year ended December 31, 2005 was $1,445,000.

12

■	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

7.    Capital Stock Transactions

Transactions in shares of capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2005	2004	2005	2004
	Shares		Amount
Shares sold	973,276	1,438,260	$17,612,039	$24,537,637
Shares issued upon reinvestment of dividends and distributions	845,486	495,232	14,753,726	9,047,895
Shares redeemed	(2,355,773)	(1,844,209)	(42,946,769)	(31,509,140)

Net increase (decrease)	(537,011)	89,283	$(10,581,004)	$2,076,392

8.    Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.    Other Matters

The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the “SEC”) requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser’s parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

13

■	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31,
	2005	2004	2003	2002		2001
Operating performance:
Net asset value, beginning of period	$18.28	$16.44	$12.16	$14.23		$14.71

Net investment income	0.05	0.06	0.02	0.03		0.07
Net realized and unrealized gain (loss) on investments	0.33	2.50	4.29	(2.07)		0.31

Total from investment operations	0.38	2.56	4.31	(2.04)		0.38

Distributions to shareholders:
Net investment income	(0.05)	(0.06)	(0.02)	(0.03)		(0.08)
Net realized gain on investments	(1.21)	(0.66)	(0.01)	(0.00	)(a)	(0.78)

Total distributions	(1.26)	(0.72)	(0.03)	(0.03)		(0.86)

Net asset value, end of period	$17.40	$18.28	$16.44	$12.16		$14.23

Total return†	2.0%	15.5%	35.5%	(14.3)%		2.6%

Ratios to average net assets and supplemental data:
Net assets, end of period (in 000’s)	$219,127	$240,035	$214,480	$158,831		$193,150
Ratio of net investment income to average net assets	0.26%	0.34%	0.13%	0.20%		0.54%
Ratio of operating expenses to average net assets	1.10%	1.10%	1.11%	1.12%		1.09%
Portfolio turnover rate	25%	27%	39%	19%		29%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

14

■	Gabelli Capital Asset Fund

Report of Independent Registered

Public Accounting Firm

To the Shareholders and Board of Directors of

the Gabelli Capital Asset Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli Capital Asset Fund (the “Fund”), a series of Gabelli Capital Series Funds, Inc., as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Capital Asset Fund, a series of Gabelli Capital Series Funds, Inc., at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 14, 2006

15

■	Gabelli Capital Asset Fund

Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about Gabelli Capital Series Funds, Inc. Directors and is available, without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[4]

Interested Directors[3]
Mario J. Gabelli, Director and Chief Investment Officer Age: 63	Since 1995	24	Chairman of the Board and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Chairman and Chief Executive Officer of Lynch Interactive Corporation (multimedia and services)	Director of Morgan Group Holdings, Inc. (holding company)

Arthur V. Ferrara Director Age: 75	Since 1995	6	Formerly, Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America from January 1993 to December 1995; President, Chief Executive Officer and a Director prior thereto	Director/Trustee of 25 mutual funds within the Guardian Fund Complex

Non-Interested Directors:
Anthony J. Colavita Director Age: 70	Since 1995	34	Partner in the law firm of Anthony J. Colavita, P.C.	—

Anthony R. Pustorino Director Age: 80	Since 1995	14	Certified Public Accountant; Professor Emeritus, Pace University	Director of Lynch Corp. (diversified manufacturing)

Werner J. Roeder, MD Director Age: 65	Since 1995	23	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 71	Since 1995	18	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Officers:
Bruce N. Alpert President and Treasurer Age: 54	Since 1995	—	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc. since 1998.	—

James E. McKee Secretary Age: 42	Since 1995	—	Vice President, General Counsel and Secretary of GAMCO Investors, Inc. since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of all of the registered investment companies in the Gabelli Funds complex.	—

16

■	Gabelli Capital Asset Fund

Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Peter D. Goldstein Chief Compliance Officer Age: 52	Since 2004	Director of Regulatory Affairs at GAMCO
Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli Funds Complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004; Deputy General Counsel of GAMCO Investors, Inc. from 1998 through 2000.
1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purposes of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Amended and Restated By-Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pöhl resigned from the Board of Directors and now serves as Director Emeritus.
3.	“Interested person” of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund’s Manager.
4.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

■	Gabelli Capital Asset Fund

2005 Tax Notice to Shareholders (Unaudited)

For the fiscal year ended December 31, 2005, the Fund paid to shareholders on December 28, 2005 an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.170 per share and a long-term capital gain distribution totaling $1.085 per share and is designated as a capital gain distribution. For the fiscal year ended December 31, 2005, 100% of the ordinary income dividend qualified for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.

17

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,800 in 2005 and $35,300 in 2004.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent auditors’ engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date	March 8, 2006

*	Print the name and title of each signing officer under his or her signature.